Other Accounts Receivable, Net (Details) - Schedule of Movement in Impairment of Other Receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax credit [Member]
Schedule of Movement in Impairment of Other Receivables [Line Items]
Balance at beginning	$ (6,222)	$ (6,222)	$ (6,222)
Recovery
Balance at ending	(6,222)	(6,222)	(6,222)
Additions
Write-off
Exchange difference
Translations adjustments
Claims to third parties [Member]
Schedule of Movement in Impairment of Other Receivables [Line Items]
Balance at beginning	(134,409)	(123,347)	(95,828)
Recovery		(127,348)
Balance at ending	(127,457)	(134,409)	(123,347)
Additions			(21,178)
Write-off	5,631	113,037	986
Exchange difference	745	2,646	(2,400)
Translations adjustments	576	603	(4,927)
Total [Member]
Schedule of Movement in Impairment of Other Receivables [Line Items]
Balance at beginning	(140,631)	(129,569)	(102,050)
Recovery		(127,348)
Balance at ending	(133,679)	(140,631)	(129,569)
Additions			(21,178)
Write-off	5,631	113,037	986
Exchange difference	745	2,646	(2,400)
Translations adjustments	$ 576	$ 603	$ (4,927)